Note 11 - Changes in Stockholders' Equity (Deficit) (Details narrative)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Common stock shares reserved	286,058,934
Common stock, issued	99,865,775	69,488,757	61,131,390